UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4237

Dreyfus Insured Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	1/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Insured Municipal Bond Fund, Inc.
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.9%
Auburn University,
General Fee Revenue (Insured;
MBIA)	5.75	6/1/17	1,000,000	1,074,280
Alaska--4.2%
Alaska International Airports
System, Revenue (Insured;
AMBAC)	5.75	10/1/12	4,500,000 a	4,949,325
California--4.9%
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/26	6,085,000	2,406,800
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	10,655,000	1,833,832
Glendora Unified School District,
GO (Insured; MBIA)	5.25	8/1/26	1,400,000	1,521,618
Colorado--1.0%
Douglas County School District,
Number Re1, GO (Insured; FGIC)	5.75	12/15/17	1,000,000	1,127,930
Connecticut--1.8%
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FGIC)	5.00	1/1/23	2,000,000	2,110,460
Delaware--6.1%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware Inc.
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,035,600
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,015,000 a	2,170,115
Florida--2.3%
Tampa Bay Water,
Utility System Improvement
Revenue (Insured; FGIC)	5.25	10/1/19	2,575,000	2,720,179
Idaho--1.8%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	1,955,000	2,080,179
Illinois--2.5%
Chicago,
GO (Insured; FGIC)	5.50	1/1/40	325,000	343,570
Chicago O'Hare International
Airport, General Airport Third

Lien Revenue (Insured; MBIA)	5.25	1/1/27	2,500,000	2,622,400
Indiana--3.1%
Indiana Educational Facilities
Authority, Educational
Facilities Revenue (Butler
University Project) (Insured;
MBIA)	5.50	2/1/26	3,500,000	3,685,675
Kansas--2.1%
Neosho County Unified School
Disctrict Number 413, GO
(Insured; FSA)	5.00	9/1/20	1,075,000	1,142,155
Neosho County Unified School
District Number 413, GO
(Insured; FSA)	5.00	9/1/21	1,200,000	1,273,356
Massachusetts--1.9%
Massachusetts
(Insured; FSA)	5.25	9/1/24	2,000,000	2,273,940
Minnesota--.9%
Prior Lake-Savage Area Schools
Independent School District
Number 719, GO School Building
(Insured; FSA)	5.00	2/1/18	1,000,000	1,069,580
Missouri--2.3%
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,686,450
New Jersey--7.6%
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Co. Project)
(Insured; MBIA)	6.40	5/1/32	7,100,000	7,161,486
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	1,500,000	1,715,790
New York--14.8%
Hudson Yards Infrastructure Corp.,
Hudson Yards Senior Revenue
(Insured; MBIA)	4.50	2/15/47	5,000,000	4,944,050
Metropolitan Transportation
Authority (State Service
Contract) (Insured; MBIA)	5.50	1/1/20	2,000,000	2,163,440
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,433,600
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; FGIC)	5.00	11/15/32	1,350,000	1,418,836
New York City
(Insured; FSA)	5.25	8/15/15	2,000,000	2,173,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;

MBIA)	5.00	6/15/28	1,000,000	1,057,020
Ohio--3.8%
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	1,150,000	1,204,901
Ohio Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	2/15/17	1,995,000	2,255,028
Ohio Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	2/15/20	855,000	982,891
Oregon--.9%
Portland,
Second Lien Sewer System
Revenue (Insured; MBIA)	5.00	6/15/17	1,000,000	1,081,210
Pennsylvania--5.1%
Chester County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	2/1/40	3,000,000	3,119,730
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/23	1,000,000	1,134,700
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/14	1,550,000 a	1,687,873
South Carolina--2.4%
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; MBIA)	5.25	3/1/30	1,000,000	1,068,460
University of South Carolina,
Athletic Facilities Revenue
(Insured; AMBAC)	5.50	5/1/22	1,575,000	1,688,085
Texas--9.1%
Austin,
Electric Utility System
Revenue (Insured; FSA)	5.00	11/15/14	1,000,000	1,071,690
Houston Area Water Corp.,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/23	2,470,000	2,609,506
Irving,
Waterworks and Sewer System
New Lien Revenue (Insured; FSA)	5.25	8/15/18	500,000	545,795
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/19	1,000,000	1,074,010
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,500,000	2,680,075
Texas Turnpike Authority,

Revenue (Central Texas
Turnpike System) (Insured;
AMBAC)	5.50	8/15/39	2,500,000	2,676,925
Utah--.9%
Utah State University,
Student Fee and Housing System
Revenue (Insured; MBIA)	5.00	4/1/29	1,000,000	1,047,430
Virginia--7.8%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,676,595
Upper Occoquan Sewer Authority,
Regional Sewer Revenue
(Insured; MBIA)	5.15	7/1/20	5,210,000	5,789,977
Virginia University,
Revenue (General Pledge)
(Insured; AMBAC)	5.00	5/1/14	1,615,000	1,733,331
West Virginia--9.2%
West Virginia
(Insured; FGIC)	6.50	11/1/16	2,600,000 a	3,178,214
West Virginia
(Insured; FGIC)	0.00	11/1/26	5,450,000	2,276,193
West Virginia Building Commission,
LR (West Virginia Regional
Jail) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,819,352
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.25	11/1/23	1,000,000	1,075,980
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.00	11/1/29	1,400,000	1,475,530
Total Long-Term Municipal Investments
(cost $108,794,925)				114,149,047
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--.5%
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.68	2/1/07	600,000 b	600,000
Pennsylvania--.9%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont, Inc.) (Insured;
Radian Group and Liquidity

Facility; Bank of America)	3.70	2/1/07	1,000,000 b	1,000,000
Tennessee--.9%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; XLCA and Liquidity
Facility; DEPFA Bank PLC)	3.69	2/1/07	1,150,000 b	1,150,000
Total Short-Term Municipal Investments
(cost $2,750,000)				2,750,000
Total Investments (cost $111,544,925)			99.7%	116,899,047
Cash and Receivables (Net)			.3%	305,411
Net Assets			100.0%	117,204,458

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.
c	At January 31, 2007, 28.0% of the fund's net assets are insured by AMBAC and 32.5% are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Insured Municipal Bond Fund, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)